Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2017	Dec. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
C000005133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Series (Class A) at NAV
Account Value		$ 38,061.05063	$ 38,061.05063	$ 38,061.05063	$ 34,689.41886	$ 28,981.0674	$ 41,596.04898	$ 39,621.37361	$ 27,392.5985	$ 19,949.35585	$ 17,865.42568	$ 12,683.77539	$ 10,072.52062	$ 10,000
Average Annual Return, Percent	[1]	9.72%	6.80%	14.30%
C000126193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Series (Class I) at NAV
Account Value		$ 39,032.27838	$ 39,032.27838	$ 39,032.27838	35,484.73855	29,572.01579	42,333.12292	40,236.10897	27,745.34746	20,154.42595	18,003.17663	12,753.37102	10,101.28195	10,000
Average Annual Return, Percent	[2]	10.00%	7.06%	14.59%
C000005730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Series (Class A) at NAV
Account Value		$ 12,249.44311	$ 12,249.44311	$ 12,249.44311	12,975.18205	10,995.73049	13,510.65381	12,472.97741	10,088.41559	8,510.832766	10,213.09	8,808.207826	8,952.023192	10,000
Average Annual Return, Percent	[3]	(5.73%)	3.96%	2.05%
C000126196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Series (Class I) at NAV
Account Value		$ 12,563.50715	$ 12,563.50715	$ 12,563.50715	13,272.49913	11,224.76525	13,757.12572	12,659.20959	10,213.14454	8,599.015876	10,290.97345	8,858.658585	8,973.814435	10,000
Average Annual Return, Percent	[4]	(5.48%)	4.23%	2.31%
C000005142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Series (Class A) at NAV
Account Value		$ 24,236.59977	$ 24,236.59977	$ 24,236.59977	22,037.52772	18,511.58377	24,405.74786	20,385.61508	15,724.05022	12,616.26709	14,997.36006	12,481.00301	9,863.493257	10,000
Average Annual Return, Percent	[5]	9.98%	9.04%	9.26%
C000005148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Series (Class A) at NAV
Account Value		$ 20,141.71418	$ 20,141.71418	$ 20,141.71418	18,372.08277	18,101.62784	18,535.03007	15,789.76242	13,740.85121	10,678.77707	12,254.97774	9,967.036807	9,109.468373	10,000
Average Annual Return, Percent	[6]	9.63%	7.95%	7.25%
C000005134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A) at NAV
Account Value		$ 13,888.10925	$ 13,888.10925	$ 13,888.10925	13,113.17961	12,065.07081	13,334.7166	13,193.10068	12,383.99641	11,210.35643	11,517.19797	10,791.64212	9,874.432308	10,000
Average Annual Return, Percent	[7]	5.91%	2.32%	3.34%
C000126194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I) at NAV
Account Value		$ 14,233.19071	$ 14,233.19071	$ 14,233.19071	13,404.77246	12,305.71741	13,572.49288	13,399.40308	12,548.9904	11,316.57013	11,608.35275	10,848.72342	9,900.105018	10,000
Average Annual Return, Percent	[8]	6.18%	2.55%	3.59%
C000005147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Series (Class A) at NAV
Account Value		$ 34,982.55563	$ 34,982.55563	$ 34,982.55563	27,720.14278	20,578.26024	32,208.64026	28,722.56512	19,119.621	13,669.56774	14,738.31923	10,831.42	10,925.84467	10,000
Average Annual Return, Percent	[9]	26.20%	12.84%	13.34%
C000005146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Series (Class A) at NAV
Account Value		$ 18,108.75635	$ 18,108.75635	$ 18,108.75635	16,326.2726	14,704.80645	19,895.47026	13,588.54535	13,802.25117	10,832.20784	11,588.42083	10,935.88018	10,237.87026	10,000
Average Annual Return, Percent	[10]	10.92%	5.58%	6.12%
C000126195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Series (Class I) at NAV
Account Value		$ 18,564.05665	$ 18,564.05665	$ 18,564.05665	16,701.22723	15,003.96149	20,248.23281	13,786.47987	13,972.26589	10,934.39827	11,677.16253	10,990.23784	10,261.69494	10,000
Average Annual Return, Percent	[11]	11.15%	5.85%	6.38%
C000005150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Series (Class A) at NAV
Account Value		$ 18,730.87406	$ 18,730.87406	$ 18,730.87406	16,459.57034	13,466.94922	19,399.25026	18,033.73506	13,462.41722	10,680.5294	11,349.07272	9,539.705769	9,461.802353	10,000
Average Annual Return, Percent	[12]	13.80%	6.83%	6.48%
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Account Value		$ 33,155.66256	$ 33,155.66256	$ 33,155.66256	26,790.44103	21,245.65601	26,242.66556	20,713.00301	17,142.5972	13,089.01607	13,816.73094	11,415.77433	10,069.2605	10,000
Average Annual Return, Percent		23.76%	14.10%	12.73%
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Account Value		$ 15,985.09526	$ 15,985.09526	$ 15,985.09526	15,146.87331	13,101.00509	15,597.05203	14,465.28263	13,072.77425	10,758.48209	12,538.34106	9,857.845691	9,433.785602	10,000
Average Annual Return, Percent		5.53%	4.10%	4.80%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,431.77376	$ 11,431.77376	$ 11,431.77376	11,290.61379	10,699.07906	12,299.22354	12,491.85435	11,619.61249	10,687.97385	10,686.75922	10,321.19946	10,054.99555	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value		$ 24,183.35815	$ 24,183.35815	$ 24,183.35815	20,583.57579	16,843.92882	20,632.93411	17,406.27322	14,972.50837	11,826.86861	13,056.01649	10,531.40422	9,763.567831	10,000
Average Annual Return, Percent		17.49%	10.06%	9.23%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 21,771.56109	$ 21,771.56109	$ 21,771.56109	18,906.43499	15,933.49132	21,636.26915	21,039.82679	15,627.61873	12,163.13624	13,411.47241	10,978.00694	9,861.835074	10,000
Average Annual Return, Percent		15.15%	6.86%	8.09%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 19,933.95126	$ 19,933.95126	$ 19,933.95126	18,448.03081	16,091.22788	18,816.47939	14,669.38766	14,019.67445	11,454.54082	13,145.58907	12,190.14067	9,253.121589	10,000
Average Annual Return, Percent		8.05%	7.29%	7.14%
MSCI USA High Dividend Yield Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (net)
Account Value		$ 21,670.84465	$ 21,670.84465	$ 21,670.84465	19,579.88603	18,500.78092	19,393.411	16,045.71921	15,946.09516	13,150.487	13,589.91797	11,473.23264	9,968.195402	10,000
Average Annual Return, Percent		10.68%	6.33%	8.04%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 47,152.2037	$ 47,152.2037	$ 47,152.2037	35,358.08147	24,781.71333	34,971.24415	27,407.67318	19,789.93611	14,509.85398	14,732.86816	11,314.47848	10,566.72584	10,000
Average Annual Return, Percent		33.36%	18.96%	16.78%
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Account Value		$ 17,454.46373	$ 17,454.46373	$ 17,454.46373	16,052.44083	14,114.37274	18,661.21986	13,028.2948	14,161.29221	11,239.22785	11,783.9597	11,198.72079	10,319.6211	10,000
Average Annual Return, Percent		8.73%	4.27%	5.73%
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Index (net)
Account Value		$ 16,381.57	$ 16,381.57	$ 16,381.57	15,829.59	13,670.36	16,980.75	15,414.96	13,761.83	11,247.16	13,560.44	10,403.15	10,044.37	10,000
Average Annual Return, Percent		3.49%	3.55%	5.06%
Virtus Tactical Allocation Series Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Series Linked Benchmark
Account Value		$ 23,523.01	$ 23,523.01	$ 23,523.01	$ 20,406.31	$ 16,608.62	$ 21,065.2	$ 18,672.26	$ 15,263.26	$ 12,398.91	$ 12,715.38	$ 10,759.68	$ 10,128.48	$ 10,000
Average Annual Return, Percent		15.27%	9.04%	8.93%

[1]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[3]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[4]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[5]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[6]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[7]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[8]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[9]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[10]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[11]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
[12]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.